Average Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	17.88%
SP 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.94%	17.88%
NestYield Total Return Guard ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	14.38%
Performance Inception Date	Dec. 27, 2024
NestYield Total Return Guard ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	7.97%
NestYield Total Return Guard ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.32%	8.36%
NestYield Dynamic Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.85%	16.61%
Performance Inception Date	Dec. 27, 2024
NestYield Dynamic Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.32%	13.99%
NestYield Dynamic Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.39%	9.84%
NestYield Visionary ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.69%	25.91%
Performance Inception Date	Dec. 27, 2024
NestYield Visionary ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.27%	23.42%
NestYield Visionary ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.93%	15.24%